Allowance for Loan Losses	12 Months Ended
Dec. 31, 2021
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for Loan Losses
N
ote 6. Allowance for Loan Losses
(in thousands)
The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.
The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous 20 quarters with the most current quarters weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.
The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.
The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31:

2021	Real Estate	Business Loans	Consumer	Total
Beginning Balance	$3,885	$611	$239	$4,735
Provision for loan losses	231	199	979	1,409
Chargeoffs	628	183	1,327	2,138
Recoveries	134	18	355	507

Net chargeoffs	494	165	972	1,631

Ending Balance	$3,622	$645	$246	$4,513

Period end allowance allocated to:
Loans individually evaluated for impairment	$3	$36	$—	$39
Loans collectively evaluated for impairment	3,619	609	246	4,474

Ending Balance	$3,622	$645	$246	$4,513

2020	Real Estate	Business Loans	Consumer	Total
Beginning Balance	$3,075	$371	$309	$3,755
Provision for (reversal of) loan losses	1,072	422	(9)	1,485
Chargeoffs	384	229	104	717
Recoveries	122	47	43	212

Net chargeoffs	262	182	61	505

Ending Balance	$3,885	$611	$239	$4,735

Period end allowance allocated to:
Loans individually evaluated for impairment	$782	$125	$—	$907
Loans collectively evaluated for impairment	3,103	486	239	3,828

Ending Balance	$3,885	$611	$239	$4,735

2019	Real Estate	Business Loans	Consumer	Total
Beginning Balance	$2,845	$222	$305	$3,372
Provision for loan losses	231	247	95	573
Chargeoffs	115	107	138	360
Recoveries	114	9	47	170
Net chargeoffs	1	98	91	190

Ending Balance	$3,075	$371	$309	$3,755

Period end allowance allocated to:
Loans individually evaluated for impairment	$610	$72	$—	$682
Loans collectively evaluated for impairment	2,465	299	309	3,073

Ending Balance	$3,075	$371	$309	$3,755

The Company’s recorded investment in loans as of December 31, 2021 and 2020 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows:

2021	Real Estate	Business Loans	Consumer	Total
Loans individually evaluated for impairment	$2,102	$232	$—	$2,334
Loans collectively evaluated for impairment	462,674	92,890	13,949	569,513

	$464,776	$93,122	$13,949	$571,847

2020	Real Estate	Business Loans	Consumer	Total
Loans individually evaluated for impairment	$7,262	$413	$—	$7,675
Loans collectively evaluated for impairment	506,368	124,128	13,748	644,244
Acquired with deteriorated credit quality	33	305	—	338

	$513,663	$124,846	$13,748	$652,257

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2021	2020	2019
Real Estate:
Land Development and Construction	$27	$(6)	$(18)
Farmland	(1)	—	—
1-4 Family Mortgages	(76)	243	32
Commercial Real Estate	544	25	(13)

Total Real Estate Loans	494	262	1

Business Loans:
Commercial and Industrial Loans	165	182	98

Total Business Loans	165	182	98

Consumer Loans:
Credit Cards	19	39	34
Other Consumer Loans	953	22	57

Total Consumer Loans	972	61	91

Total Net Chargeoffs	$1,631	$505	$190